RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Designated as hedging instruments (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 GW	Dec. 31, 2020 $ / MWh	Dec. 31, 2020 COP ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 $ / $	Dec. 31, 2020 € / $	Dec. 31, 2020 R$ / $	Dec. 31, 2019 GW	Dec. 31, 2019 $ / MWh	Dec. 31, 2019 COP ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 $ / $	Dec. 31, 2019 € / $
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ 50	$ 57
Carrying value	$ 273	$ 328
Notional amount – GWh (in gigawatts) | GW			8,657,000,000								10,010,000,000
Maturity dates	2021 - 2027	2020 - 2027
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	$ 15	$ 21
Change in value of hedged item used to determine hedge effectiveness	(17)	(22)
Weighted average hedged rate for the year (in dollar per megawatt-hour) | $ / MWh				32								33
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	(225)	(61)
Carrying value	$ 546	$ 567			$ 619	$ 102	€ 1,279						$ 227	$ 107	€ 349
Maturity dates	2021 - 2039	2021 - 2039
Hedge ratio	1:1	1:1
Change in discounted spot value of outstanding hedging instruments	$ (46)	$ (6)
Change in value of hedged item used to determine hedge effectiveness	47	7
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying amount (asset/(liability))	$ (3)	$ (1)
Maturity dates	2021 - 2022	2020 - 2022
Hedge ratio	1:1	1:1
Weighted average hedged rate for the year (in dollar per megawatt-hour)								0	0.82	5.38						1.30	0.85
Foreign exchange swaps | Canadian dollar
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 0	$ 72
Foreign exchange swaps | Euro
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	185	234
Foreign exchange swaps | Brazilian real
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	73	0
Foreign exchange swaps | Other currencies
Disclosure of financial instruments by type of interest rate [line items]
Carrying value	$ 20	$ 0